File Nos. 33-65169 and 811-07457

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.
   Post-Effective Amendment No       3                  X

                                            and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
   Amendment No.                     4                  X



                      KEYSTONE SMALL COMPANY GROWTH FUND II
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  x immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of Rule 485.


The Registrant has filed a Declaration pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended May 31, 1997 was filed on July 29, 1997.

                      KEYSTONE SMALL COMPANY GROWTH FUND II

                                   CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                             REGISTRATION STATEMENT


                     This Post-Effective Amendment No. 3 to
          Registration Statement No. 33-65169/811-07457 consists of the following pages, items of information and documents:


                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

                PART C - OTHER INFORMATION - ITEMS 24 (a) and 24 (b)

                              Financial Statements

                           Independent Auditors' Report

                                     Listing

          PART C - OTHER INFORMATION - ITEMS 25-32 AND SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

                         Business and Other Connections

                              Principal Underwriters

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                      KEYSTONE SMALL COMPANY GROWTH FUND II

Cross-Reference Sheet pursuant to Rule 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A      Prospectus Caption


    1          Cover Page

    2          Expense Information

    3          Financial Highlights

    4          Cover Page
               The Fund
               Investment Objective and Policies
               Investment Restrictions
               Risk Factors

    5          Fund Management and Expenses

    5A         Not applicable

    6          The Fund
               Dividends and Taxes
               Fund Shares
               Shareholder Services
               Pricing Shares

    7          How to Buy Shares
               Pricing Shares - Distribution Plan
               Shareholder Services

    8          How to Redeem Shares

    9          Not Applicable

                      KEYSTONE SMALL COMPANY GROWTH FUND II

Cross-Reference Sheet continued.


Items in
Part B of
Form N-1A      Statement of Additional Information Caption

   10          Cover Page

   11          Table of Contents

   12          Not applicable

   13          The Fund
               Investment Restrictions
               Valuation of Securities
               Appendix

   14          Trustees and Officers

   15          Additional Information

   16          Investment Adviser
               Principal Underwriter
               Distribution Plans
               Additional Information
               Sales Charges

   17          Brokerage

   18          Declaration of Trust

   19          Valuation of Securities

   20          Distributions and Taxes

   21          Principal Underwriter

   22          Standardized Total Return and Yield Quotations

   23          Financial Statements

                      KEYSTONE SMALL COMPANY GROWTH FUND II

                                     PART A

                                   PROSPECTUS

Keystone Small Company
Growth Fund II
Prospectus August 1, 1997



Class A
Class B
Class C


  Keystone Small Company Growth Fund II (the "Fund") seeks to provide long-term growth of capital.


  This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. Information on share classes and their fee and sales charge structures may be found in the "Expense Information," "How to Buy Shares," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans and Agreements" and "Fund Shares" sections of this prospectus.


  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.


  Additional information about the Fund is contained in a statement of additional information dated August 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.


Keystone Small Company Growth Fund II
200 Berkeley Street
Boston, Massachusetts 02116-5034
Call Toll Free 1-800-343-2898

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve risk, including the possible loss of principal.

Table of Contents


                                                    Page
Expense Information                                    2
Financial Highlights                                   3
The Fund                                               6
Investment Objective and Policies                      6
Investment Restrictions                                7
Risk Factors                                           7
Pricing Shares                                         8
Dividends and Taxes                                    9
Fund Management and Expenses                          10
Distribution Plans and Agreements                     12
How to Buy Shares                                     15
Alternative Sales Options                             15
Contingent Deferred Sales Charge and Waiver of
  Sales Charges                                       18
How to Redeem Shares                                  19
Shareholder Services                                  21
Performance Data                                      23
Fund Shares                                           23
Additional Information                                24
Additional Investment Information                    (i)
Exhibit A                                            A-1



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION

                     Keystone Small Company Growth Fund II


     The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in Class A, Class B and Class C shares* of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses;" "How to Buy Shares;" "Alternative Sales Options;" "Contingent Deferred Sales Charge and Waiver of Sales Charges;" "Distribution Plans and Agreements;" and "Shareholder Services."



                                                             Class A Shares          Class B Shares               Class C Shares
                                                               Front-End                Back-End                    Level Load
Shareholder Transaction Expenses                              Load Option             Load Option1                   Option2
                                                             --------------    ---------------------------    ----------------------
Maximum Sales Charge Imposed on Purchases.................         4.75%3                 None                         None
  (as a percentage of offering price)
Deferred Sales Charge.....................................         0.00%4      5.00% in the frst year         1.00% in the frst year
    (as a percentage of the lesser of original                                 declining to 1.00% in the      and 0.00% thereafter
   purchase price or redemption proceeds, as applicable)                       sixth year and 0.00%
                                                                               thereafter





Annual Fund Operating Expenses5
  (as a percentage of average net assets)
Management Fees...........................................        0.70%                 0.70%                        0.70%
12b-1 Fees................................................        0.25%                 1.00%         6              1.00%      6
Other Expenses............................................        1.02%                 1.02%                        1.03%
                                                             --------------           -------                      -------
Total Fund Operating Expenses.............................        1.97%                 2.72%                        2.73%
                                                             --------------           -------                      -------
                                                             --------------           -------                      -------



                                                                                    1         3          5         10
Examples7                                                                           Year      Years      Years     Years
                                                                                    --        --         --        ---
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each period:
    Class A.....................................................................    $67       $106       $149       $266
    Class B.....................................................................    $78       $114       $164       $278
    Class C.....................................................................    $38       $85        $144       $306
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A.....................................................................    $67       $106       $149       $266
    Class B.....................................................................    $28       $84        $144       $278
    Class C.....................................................................    $28       $85        $144       $306
Amounts shown in the example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.


---------------

1 Class B shares convert tax free to Class A shares after seven years. See "How to Buy Shares -- Class B Shares" for more information.

2 Class C shares are available only through broker-dealers who have entered into special distribution agreements with Evergreen Keystone Distributor, Inc., the Fund's principal underwriter.

3 The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "How to Buy Shares -- Class A Shares."


4 Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge. See the "How to Buy Shares -- Class A Shares" and "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.


5 Expense ratios reflect actual expenses of the Fund for the fiscal year ended
  May 31, 1997. Total Fund Operating Expenses include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of Total Fund Operating Expenses to average net assets was 1.92%, 2.67% and 2.68% for Class A, Class B and Class C shares, respectively. See "Fund Expenses" for a discussion of expense limits.

6 Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD").
7 The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.
* The Fund also offers Class Y shares which bear no distribution or shareholder servicing expenses. Class Y shares are only available to certain investors. See "Fund Shares."

                              FINANCIAL HIGHLIGHTS

                     Keystone Small Company Growth Fund II
                                 Class A Shares


                (For a share outstanding throughout each period)



     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.



                                                                                                    February
                                                                                                    21, 1996
                                                                                                   (Commencement
                                                                                                       of
                                                                                Year Ended         Operations)
                                                                                 May 31,           to May 31,
                                                                                 1997(c)              1996
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.......................................      $11.15              $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss.......................................................       (0.16)              (0.02)
Net realized and unrealized gain (loss) on investments....................       (0.74)               1.17
--------------------------------------------------------------------------------------------------------------
Total from investment operations..........................................       (0.90)               1.15
--------------------------------------------------------------------------------------------------------------
Net asset value end of period.............................................      $10.25              $11.15
--------------------------------------------------------------------------------------------------------------
Total return (a)..........................................................       (8.07%)             11.50%
Ratios/supplemental data
Ratios to average net assets:
  Total expenses..........................................................        1.97%               2.10%(b)
  Total expenses, excluding indirectly paid expenses......................        1.92%               1.95%(b)
  Total expenses, excluding reimbursement.................................         N/A                3.70%(b)
  Net investment loss.....................................................       (1.55%)             (1.41%)(b)
Portfolio turnover rate...................................................           5%                 13%
Average commission rate paid..............................................      $0.0554            $0.0607
--------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)......................................      $10,779             $8,201
--------------------------------------------------------------------------------------------------------------



(a) Excluding applicable sales charges.


(b) Annualized.


(c) Calculated based on average shares outstanding.

                              FINANCIAL HIGHLIGHTS

                     Keystone Small Company Growth Fund II
                                 Class B Shares


                (For a share outstanding throughout each period)



     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.



                                                                                                      February
                                                                                                      21, 1996
                                                                                                     (Commencement
                                                                                                         of
                                                                                  Year Ended         Operations)
                                                                                   May 31,           to May 31,
                                                                                   1997(c)              1996
----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................................      $11.12             $10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss.........................................................       (0.24)              (0.03)
Net realized and unrealized gain (loss) on investments......................       (0.74)               1.15
----------------------------------------------------------------------------------------------------------------
Total from investment operations............................................       (0.98)               1.12
----------------------------------------------------------------------------------------------------------------
Net asset value end of period...............................................      $10.14              $11.12
----------------------------------------------------------------------------------------------------------------
Total return (a)............................................................       (8.81%)             11.20%
Ratios/supplemental data
Ratios to average net assets:
  Total expenses............................................................        2.72%               2.85%(b)
  Total expenses, excluding indirectly paid expenses........................        2.67%               2.70%(b)
  Total expenses, excluding reimbursement...................................         N/A                4.45%(b)
  Net investment loss.......................................................       (2.29%)             (2.16%)(b)
Portfolio turnover rate.....................................................           5%                 13%
Average commission rate paid................................................     $0.0554             $0.0607
----------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)........................................     $21,187             $12,487
----------------------------------------------------------------------------------------------------------------



(a) Excluding applicable sales charges.


(b) Annualized.


(c) Calculated based on average shares outstanding.

                              FINANCIAL HIGHLIGHTS

                     Keystone Small Company Growth Fund II
                                 Class C Shares


                (For a share outstanding throughout each period)



     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.



                                                                                                      February
                                                                                                      21, 1996
                                                                                                     (Commencement
                                                                                                         of
                                                                                  Year Ended         Operations)
                                                                                   May 31,           to May 31,
                                                                                   1997(c)              1996
----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................................      $11.12              $10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss.........................................................       (0.24)              (0.02)
Net realized and unrealized gain (loss) on investments......................       (0.74)               1.14
----------------------------------------------------------------------------------------------------------------
Total from investment operations............................................       (0.98)               1.12
----------------------------------------------------------------------------------------------------------------
Net asset value end of period...............................................      $10.14              $11.12
----------------------------------------------------------------------------------------------------------------
Total return (a)............................................................       (8.81%)             11.20%
Ratios/supplemental data
Ratios to average net assets:
  Total expenses............................................................        2.73%               2.85%(b)
  Total expenses, excluding indirectly paid expenses........................        2.68%               2.70%(b)
  Total expenses, excluding reimbursement...................................         N/A                4.44%(b)
  Net investment loss.......................................................       (2.29%)             (2.20%)(b)
Portfolio turnover rate.....................................................           5%                 13%
Average commission rate paid................................................     $0.0554            $0.0607
----------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)........................................      $7,661             $8,315
----------------------------------------------------------------------------------------------------------------



(a) Excluding applicable sales charges.


(b) Annualized.


(c) Calculated based on average shares outstanding.

The Fund

  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on December 13, 1995. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

Investment Objective and Policies

Investment Objective

  The Fund's investment objective is to provide shareholders with long-term growth of capital.


  The Fund's objective is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").


  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

Principal Investments


  Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalization of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small company for this purpose.



  While the Fund focuses on small cap stocks, it may also invest in other types of securities, without regard to the market capitalization of the issuer and which may be listed on national exchanges or traded over the counter, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks.


  In addition to its other investment options, the Fund may invest in limited partnerships, and up to 25% of its assets in foreign securities. The Fund does not currently intend to invest more than 5% of its assets in foreign securities.

Other Eligible Investments

  When market conditions warrant, the Fund may invest up to 100% of its assets for temporary or defensive purposes in money market instruments. Such instruments, which must mature within one year of their purchase, consist of United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, including U.S. branches of foreign banks and foreign branches of U.S. banks; and prime commercial paper, including master demand notes.


  When the Fund invests its assets for temporary defensive purposes, it seeks to limit the risk of loss of principal and will not be pursuing its investment objective.


  The Fund may invest in restricted equity securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors

Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions and may employ new investment techniques with respect to such options. The Fund may also enter into currency and other financial futures contracts and engage in related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such futures contracts and related options.



  For further information about the types of investments and investment techniques available to the Fund, and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus as well as the statement of additional information.


Investment Restrictions


  The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.


  Generally, the Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow, except from banks for temporary or emergency purposes, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all such borrowings, and the Fund may enter into reverse repurchase agreements.


  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.


Risk Factors


  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.



  The Fund is best suited to patient investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income as a primary objective.


  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks, including risks of investing in foreign securities and derivatives, attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.


  Fund Risks. Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.



  Moreover, a need for cash due to large liquidations from the Fund when the prices of small cap stocks are declining could result in losses to the Fund.


  In addition, investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.


  Other Considerations. The Fund, which normally invests at least 65% of its assets in small cap stocks, does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in small cap stocks.


Pricing Shares


  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.



  The Fund values securities as follows:


    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;


    3. short-term investments purchased with maturities of more than sixty days for which market quotations are readily available are valued at current market value;



    4. short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

    5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and



    6. securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in Keystone's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


  Foreign securities for which market quotations are not readily available are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

Dividends and Taxes


  The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its capital gains for the one-year period ending on October 31 of such calendar year.



  Any taxable dividend declared in October, November, or December to shareholders of record in such months and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which such dividend was declared.


  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.


  The Fund will make distributions from its net investment income to its shareholders and net capital gains, if any, annually.



  Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B and Class C shares generally will be higher than those expenses attributable to Class A shares, and income distributions paid by the Fund with respect to Class A shares generally will be greater than those paid with respect to Class B and Class C shares.


  Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.


  Dividends and distributions are taxable whether they are received in cash or in shares. Dividends derived from Fund net ordinary income and net short-term capital gains are taxable as ordinary income. Dividends derived from Fund net long-term capital gains are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

Fund Management and Expenses

Board of Trustees

  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

Investment Adviser


  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



  First Union Keystone is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union").



  First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $66 billion in assets as of June 30, 1997, belonging to a wide range of clients, including the Evergreen Keystone funds.


  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                  Aggregate Net Asset
         Management               Value of the Shares
            Fee                       of the Fund
--------------------------------------------------------
0.70% of the frst              $ 100,000,000, plus
0.65% of the next              $ 100,000,000, plus
0.60% of the next              $ 100,000,000, plus
0.55% of the next              $ 100,000,000, plus
0.50% of the next              $ 100,000,000, plus
0.45% of the next              $ 500,000,000, plus
0.40% of the next              $ 500,000,000, plus
0.35% of amounts over          $1,500,000,000.


Keystone's fee is computed as of the close of business each business day and payable monthly.



  The Advisory Agreement continues in effect for two years from its effective date and thereafter from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of shareholders of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Trustees (Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as defined in the 1940 Act.


Principal Underwriter


  Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 W. 55th Street, New York, New York 10019.



AdSub-Administrator



  BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                     Aggregate Average Daily Net Assets
                      Of Mutual Funds Administered By
Sub-Administrator     BISYS For Which Any Affiliate Of
       Fee           FUNB Serves As Investment Adviser
-----------------   ------------------------------------
     0.0100%              on the first $7 billion
     0.0075%               on the next $3 billion
     0.0050%              on the next $15 billion
     0.0040%         on assets in excess of $25 billion



  The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.


Portfolio Manager


  Thomas Holman has been a Vice President and Portfolio Manager of the Fund since joining Keystone in January, 1997. Prior to joining Keystone, Mr. Holman was an investment officer and securities analyst at Invista Capital Management, Inc., Des Moines, Iowa, from 1993 to 1997.


Fund Expenses


  The Fund pays all of its expenses. In addition to the investment advisory and distribution plan fees discussed herein, the principal expenses that the Fund is expected to pay include, but are not limited to: expenses of its Independent Trustees; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors and legal counsel to the Fund and its Independent Trustees; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges, and taxes.



  During the fiscal year ended May 31, 1997, the Fund paid or accrued to Keystone investment management and administrative services fees of $297,833 (0.70% of the Fund's average daily net asset value on an annualized basis).



  For the fiscal year ended May 31, 1997, the Fund paid or accrued $195,716 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC") for services rendered as the Fund's transfer agent and dividend disbursing agent. EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone.



  Keystone has currently limited the expenses of the Fund's Class A, Class B, and Class C shares to 1.95%, 2.70%, and 2.70%, respectively, of each such class's average daily net assets. These expense limits do not include indirectly paid expenses. Keystone intends to continue these voluntary expense limitations on a calendar month-by-month basis. Keystone will periodically evaluate the foregoing expense limitations and may modify or terminate them in the future. Keystone will not be required to make a reimbursement to the extent it would result in the Fund's inability to qualify as a RIC under the Code.

Securities Transactions


  Under policies established by the Fund's Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, EKD, or their affiliates.


  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

Portfolio Turnover


  The Fund's portfolio turnover rates for the fiscal periods ended May 31, 1997 and May 31, 1996 were 5% and 13%, respectively. For further information about brokerage and distributions, see the statement of additional information.


Code of Ethics

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

Distribution Plans and Agreements

Class A Distribution Plan


  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.25% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to EKD (which may reallow all or part to others, such as broker-dealers), as service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipient and outstanding on the books of the Fund for specified periods.



Class B Distribution Plans



  The Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to EKD (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to EKD, (1) as commissions for Class B shares sold, (2) as shareholder service fees and (3) as interest. Amounts paid or accrued to EKD or EKIS in the aggregate may not exceed the annual limitation referred to above.



  EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party will also receive service fees at an annual rate of 0.25% of the value of Class B shares maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans Generally" below.


Class C Distribution Plan


  The Fund has adopted a Distribution Plan with respect to Class C shares (the "Class C Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the Distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to EKD (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to EKD, (1) as commissions for Class C shares sold, (2) as shareholder service fees, and (3) as interest. Amounts paid or accrued to EKD or EKIS in the aggregate may not exceed the annual limitation referred to above.



  EKD generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold, and, beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans Generally") plus service fees which are paid at the annual rate of 0.25%, respectively, of the value of Class C shares maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans Generally" below.

Distribution Plans Generally

  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.


  The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to EKD) remaining unpaid from time to time.



  In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to EKD, sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning with the Fund's initial public offering through November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares, unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.



  The financing of payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.



  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. If a Distribution Plan is terminated, EKD and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances (as defined below).



  Unreimbursed distribution costs at May 31, 1997 were: $1,441,041 for Class B shares (6.80% of net class assets of such Class B shares); and $613,276 for Class C shares (8.00% of net class assets).


  Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

Distribution Agreements


  The Fund has entered into principal underwriting agreements with EKD (each a "Distribution Agreement") with respect to each class. Pursuant to its Distribution Agreements, the Fund will compensate EKD for its services as distributor at an annual rate that may not exceed 0.25% of the Fund's average daily net assets attributable to Class A shares, 0.75% of the Fund's average daily net assets attributable to the Class B shares, subject to certain restrictions, and 0.75% of the Fund's average daily net assets attributable to the Class C shares.



  The Fund may also make payments under its Distribution Plans, in amounts of up to 0.25% of its average daily net assets on an annual basis, attributable to Class A, Class B and Class C shares, respectively, to compensate organizations, which may include, among others, EKD and Keystone or their respective affiliates, for services rendered to shareholders and/or the maintenance of shareholder accounts.


  The Fund may not pay any distribution or servicing fees during any fiscal period in excess of

NASD limits. Since EKD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EKD, the amount of compensation received by it under the Distribution Plans during any year may, subject to certain conditions, be more than its actual expenses and may result in a profit to EKD. Distribution expenses incurred by EKD in one fiscal year that exceed the level of compensation paid to EKD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.



  EKD intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by EKD from the Fund ("Advances"). EKD intends to seek full reimbursement for such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such times in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Distribution Plan.



  In states where EKD is not registered as a broker-dealer, shares of the Fund will only be sold through other broker-dealers or other financial institutions that are registered.


Arrangements With Broker-Dealers and Others


  EKD may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. EKD may also provide written information to those broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives. EKD and EKIS, in connection with the services they provide, may also provide additional compensation, including financial assistance, in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Broker-dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.



  EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, to First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.



  EKD may also pay a transaction fee (up to the level of payments allowed to broker-dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.


Effects of Banking Laws


  The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Fund's Board of Trustees will consider what action, if any, is appropriate.


  The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.



  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.


How to Buy Shares


  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with EKD. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer ("EFT").



  Orders for the purchase of shares of the Fund will be confirmed at the public offering price, which is equal to the net asset value per share next determined after receipt of the order in proper form by EKD (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by broker-dealers or other firms prior to the close of the Exchange and received by EKD prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Broker-dealers and other financial services firms are obligated to transmit orders promptly.


  Orders for shares received other than as stated above will receive the public offering price, which is equal to the net asset value per share next determined (generally, the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge.

  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable.


  The initial purchase must be at least $1,000, which may be waived in certain circumstances. There is no minimum amount for subsequent purchases.


  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to EKSC by calling toll free 1-800-343-2898 or writing to EKSC or to the firm from which you received this prospectus.

Alternative Sales Options


  This prospectus provides information regarding the Class A, Class B, and Class C shares offered by the Fund:


Class A Shares -- Front-End Load Option


  With certain exceptions, Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a CDSC when they are redeemed except as follows: Class A shares purchased in an amount equal to or exceeding $1 million, without a front-end sales charge, will be subject to a CDSC during the month of purchase and the 12-month period following the month of purchase.

Class B Shares -- Back-End Load Option


  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a CDSC if redeemed during the month of purchase and the 72-month period following the month of purchase. Class B shares that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares without the imposition of a front-end sales charge.


Class C Shares -- Level Load Option


  Class C shares are sold without a sales charge at the time of purchase, but are subject to a CDSC if they are redeemed during the month of purchase and the 12-month period following the month of purchase. Class C shares are available only through broker-dealers who have entered into special distribution agreements with EKD.



  Each class of shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and Class C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes. As a result, income distributions paid by the Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A shares.


  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares (in which case, 100% of the purchase price is invested immediately), depending on the amount of the purchase and the intended length of investment.

  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $500,000 or more.

     -----------------------------------------------------------------------

Class A Shares

  Class A shares are currently offered at the public offering price, which is equal to net asset value plus an initial sales charge as follows:

                                                                             As a % of    As a % of       Concession to
                                                                             Offering     Net Amount     Dealers As a %
                            Amount of Purchase                                 Price      Invested*     of Offering Price
-------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                               4.75%        4.99%             4.25%
$50,000 but less than $100,000                                                  4.50%        4.71%             4.25%
$100,000 but less than $250,000                                                 3.75%        3.90%             3.25%
$250,000 but less than $500,000                                                 2.50%        2.56%             2.00%
$500,000 but less than $1,000,000                                               2.00%        2.04%             1.75%

---------------
*Rounded to the nearest one-hundredth percent.
     -----------------------------------------------------------------------


  Purchases of the Fund's Class A shares (i) in the amount of $1 million or more; (ii) by a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan"); or (iii) by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; and (e) employees of FUNB and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees, will be at net asset value without the imposition of a front-end sales charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.



  With respect to purchases of the Fund's Class A shares in the amount of $1 million or more, EKD will pay broker-dealers or others concessions at the following rate: 1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.



  With respect to purchases of the Fund's Class A shares by Qualifying Plans and Educational TSA Plans, EKD will pay broker-dealers and other concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.



  Purchases of the Fund's Class A shares in the amount of $1 million or more are subject to a CDSC of 1.00% upon redemption during the month of purchase and the 12-month period following the month of purchase.



  The sales charge is paid to EKD, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the value of Class A shares maintained by such recipient and outstanding on the books of the Fund for specified periods.



  Upon written notice to broker-dealers with whom it has dealer agreements, EKD may reallow up to the full applicable sales charge.



  Initial sales charges may be eliminated for persons purchasing Class A shares that are offered in connection with certain fee based programs, such as wrap accounts sponsored or managed by broker-dealers, investment advisers, or others who have entered into special agreements with EKD. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Evergreen Keystone funds. See Exhibit A to this prospectus.



  Upon prior notification to EKD, Class A shares may be purchased at net asset value by clients of registered representatives within 30 days after a change in the registered representative's employment when the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either
(1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds.



  Upon prior notification to EKD, Class A shares may be purchased at net asset value by clients of registered representatives within 30 days after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates when the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds. This special net asset value purchase is currently being offered on a calendar month-by-month basis and may be modified or terminated in the future.

Class B Shares


  Class B shares are subject to a CDSC if redeemed during the month of purchase and the 72-month period following the month of purchase. The Fund, with certain exceptions, imposes a CDSC on Class B shares in accordance with the following schedule:



                                                  CDSC
Redemption Timing                                Imposed
----------------------------------------------   -------
Month of purchase and the first twelve-month
  period following the month of purchase......     5.00%
Second twelve-month period following the month
  of purchase.................................     4.00%
Third twelve-month period following the month
  of purchase.................................     3.00%
Fourth twelve-month period following the month
  of purchase.................................     3.00%
Fifth twelve-month period following the month
  of purchase.................................     2.00%
Sixth twelve-month period following the month
  of purchase.................................     1.00%


No CDSC is imposed on amounts redeemed thereafter.


  When imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by EKD or its predecessor. Amounts received by EKD or its predecessor under the Class B Distribution Plans are reduced by CDSCs retained by EKD or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.



  Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without the imposition of a front-end sales charge. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to EKSC.) The Class B shares so converted will no longer be subject to the higher distribution expenses and other expenses, if any, borne by Class B shares. Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interest of such Class B shareholders.


Class C Shares


  Class C shares are offered only through broker-dealers who have special distribution agreements with EKD. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a CDSC of 1.00% on shares redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by EKD or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.


Contingent Deferred Sales Charge and Waiver of Sales Charges

  Any CDSC imposed upon the redemption of Class A, Class B, or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net asset value at the time of purchase of such shares.


  No CDSC is imposed when you redeem amounts derived from (1) increases in the value of shares redeemed above the net cost of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 12 months after the month of purchase; (4) Class B shares held for more than 72 months after the month of purchase; or (5) Class C shares held for more than one year after the month of purchase. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.


  In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.0% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.



  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, EKD and certain of their affiliates, and to members of the immediate families of such persons; to registered representatives of firms with dealer agreements with EKD; and to a bank or trust company acting as a trustee for a single account. See the statement of additional information.


How to Redeem Shares


  You may redeem (i.e., sell) Fund shares for cash at their net redemption value by writing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephone order will be deposited by wire or EFT only to the bank account designated in your account application.



  You may also redeem your shares through your broker-dealer. EKD, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If EKD has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. EKD charges no fee for this service. Your broker-dealer, however, may charge a service fee.


  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. A CDSC may be imposed by the Fund at the time of redemption of certain shares as explained in "How to Buy Shares." If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you.

Redemption of Shares in General

  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.


  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter except as discussed herein.


  For your protection, signatures on certificates, stock powers and all written orders or authorizations must be guaranteed by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and EKSC's policies. The Fund or EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time.


  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.

Telephone Redemptions

  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

Small Accounts

  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

General

  The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


  Except as otherwise noted, neither the Fund, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. Neither the Fund, EKSC, nor EKD will be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes to be genuine.


  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

Shareholder Services

  Details on all shareholder services may be obtained from EKSC by writing or by calling toll free 1-800-343-2898.


Evergreen Keystone Express Line



  The Evergreen Keystone Express Line offers you specific fund account information, price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


Exchanges


  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of certain other Evergreen Keystone funds as follows:



    Class A shares may be exchanged for Class A shares of other Evergreen Keystone funds;



    Class B shares may be exchanged for Class B shares of other Evergreen Keystone funds; and



    Class C shares may be exchanged for Class C shares of other Evergreen Keystone funds.


  The exchange of Class B shares and Class C shares will not be subject to a CDSC. However, if the shares being tendered for exchange are

  (1) Class A shares acquired without a front-end sales charge,


  (2) Class B shares that have been held for less than 72 months after the month of purchase, or



  (3) Class C shares that have been held for less than one year after the month of purchase,


and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction.


  You may exchange some or all of your shares for the same class of another Evergreen Keystone fund through your broker-dealer, by calling or writing to EKSC or by using the Evergreen Keystone Express Line. As noted above, if the shares being tendered for exchange are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for exchanges, upon notice to shareholders pursuant to applicable law.



  Orders for exchanges received by the Fund prior to 4:00 p.m. Eastern time on any day the Fund is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. Eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


Systematic Investment Plan



  With a Systematic Investment Plan, you can automatically transfer as little as $25 per month or $75 per quarter from your bank account to the Evergreen Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.



  To establish or terminate a Systematic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.



Telephone Investment Plan



  You may make investments into an existing account electronically in amounts of not less than $50 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.



Systematic Withdrawal Plan



  When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 and may be as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in a Systematic Withdrawal Plan.



Automatic Reinvestment Plan



  For the convenience of investors all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging


  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.



  Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made.

Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

  If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

Two Dimensional Investing


  You may elect to have income and capital gains distributions from any class of Evergreen Keystone fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone fund. You may select this service on your application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See Exhibit
A -- "Reduced Sales Charges" at the back of the prospectus.



Retirement Plans

     The Fund has various retirement plans available to you, including Indivisual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees ("SIMPLE"); Tax Sheltered Annuity; 403 (b) (7) Plans (TSAs), 401 (k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. FOr details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.


Other Services

  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

Performance Data


  From time to time the Fund may advertise "total return" and "current yield." All data is based on historical results. Past performance should not be considered representative of results for any future period of time. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable CDSC and all recurring charges, if any, applicable to all shareholder accounts.



  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.



  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Ratings Group, Ibbotson Associates or other industry publications.


Fund Shares


  The Fund currently offers Class A, Class B, Class C and Class Y shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time are borne solely by the respective class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan, if any; (3) each class has different exchange privileges; and
(4) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Class Y shares bear no distribution or shareholder servicing expenses. Class Y shares are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund managed by Evergreen Asset, (ii) certain institutional investors and

(iii) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.


  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

Additional Information

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

Obligations of Foreign Branches of United States Banks

  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Master Demand Notes

  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice) and to resell the note at any time to a third party. Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if, at the time of investment, the issuer meets the criteria established for commercial paper.

Repurchase Agreements

  The Fund may enter into repurchase agreements with member banks of the Federal Reserve

                                      (i)

System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund intends only to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

Reverse Repurchase Agreements

  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

Foreign Securities

  The Fund may invest up to 25% of its assets in securities issued by issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. For this purpose, countries with emerging markets are generally those where the per capital income is in the low to middle ranges as determined by the International Bank for Reconstruction and Development. At this time, the Fund does not intend to invest more than 5% of its assets in foreign securities. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities.

  Investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not

                                      (ii)
generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies; (4) foreign securities transactions may involve higher brokerage commissions and generally higher custodian fees; (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.; (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments (which would prevent cash from being brought back to the United States); (8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  Investing in securities of issuers in emerging market countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging market countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Fund could lose its entire investment in those countries. These risks are carefully considered by Keystone prior to the purchase of these securities.

"When Issued" Securities

  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it

                                     (iii)
will do so consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

Loans of Securities to Broker-Dealers


  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of Keystone, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.


Derivatives

  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options, futures, and forwards is provided later in this section and is provided in

                                      (iv)
the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

(Bullet) Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

(Bullet) Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

(Bullet) Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

(Bullet) Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

(Bullet) Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

(Bullet) Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

                                      (v)

Options Transactions

  Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

Purchasing Options. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

Options Trading Markets. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the

                                      (vi)

Fund. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.


  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

Futures Transactions

  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the Fund's contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage

                                     (vii)
market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

Foreign Currency Transactions

  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to accurately predict the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

                                     (viii)

                                                                       EXHIBIT A

                              REDUCED SALES CHARGES


  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Evergreen Keystone Funds. Only Class A shares subject to an initial or deferred sales charge are eligible for inclusion in reduced sales charge programs.



  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under section 501(c)(3) or (13) of the Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. in order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.


CONCURRENT PURCHASES

 For purposes of qualifying for a reduced sales charge, a purchaser may combine concurrent direct purchases of class a shares of two or more of the "Eligible Funds," as defined below. for example, if a purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the prospectus.

RIGHT OF ACCUMULATION


  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Evergreen Keystone Funds.


  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge schedule. EKSC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT

  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by EKSC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by EKSC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the letter of intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.


  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. if the intended investment is not completed, the purchaser will be asked to remit to ekd any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by EKD or his dealer pay such difference in sales charge, EKSC will redeem an appropriate number of the escrowed shares in order to realize such difference. shares remaining after any such redemption will be released by EKSC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the letter of intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.


 By signing the application, the Purchaser irrevocably constitutes and appoints EKSC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.


  The Purchaser or his dealer must inform EKD or EKSC that a Letter of Intent is in effect each time a purchase is made.

                                 KEYSTONE AMERICA
                                  FUND FAMILY
                                    (diamond)
                      Capital Preservation and Income Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                              Tax Free Income Fund
                            California Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                     Global Resources and Development Fund
                          Small Company Growth Fund II




    (Evergreen Keystone logo appears here)

     Evergreen Keystone Distributor, Inc.
     125 W. 55th Street
     New York, New York 10019



                                     KEYSTONE

                       (photo of child holding a tree)

                                SMALL COMPANY
                                 GROWTH FUND II

                      (Evergreen Keystone logo appears here)



                                    PROSPECTUS


SCG2-P Sup. 1/97
61M
540109Rev01
(recycle logo appears here)

Keystone Small Company
Growth Fund II
Prospectus August 1, 1997


Class Y


  Keystone Small Company Growth Fund II (the "Fund") seeks to provide long-term growth of capital.


  This prospectus provides information regarding the Fund's Class Y shares. Information on share classes may be found in the "Fund Shares" section of this prospectus.


  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated August 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.

Keystone Small Company Growth Fund II
200 Berkeley Street
Boston, Massachusetts 02116-5034
Call Toll Free 1-800-343-2898

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve risk, including the possible loss of principal.

Table of Contents


                                                    Page
Expense Information                                    2
Financial Highlights                                   3
The Fund                                               4
Investment Objective and Policies                      4
Investment Restrictions                                5
Risk Factors                                           5
Pricing Shares                                         6
Dividends and Taxes                                    7
Fund Management and Expenses                           8
How to Buy Shares                                     11
How to Redeem Shares                                  11
Shareholder Services                                  13
Performance Data                                      14
Fund Shares                                           15
Additional Information                                16
Additional Investment Information                    (i)



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION

                     Keystone Small Company Growth Fund II


     The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in Class Y shares of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses;" "How to Buy Shares;" and "Shareholder Services."



                                                                                                          Class Y Shares
                                                                                                             No Load
Shareholder Transaction Expenses                                                                             Option1
                                                                                                          --------------
Annual Fund Operating Expenses2
  (as a percentage of average net assets)
Management Fees........................................................................................        0.70%
12b-1 Fees.............................................................................................         None
Other Expenses.........................................................................................        1.02%
                                                                                                          --------------
Total Fund Operating Expenses..........................................................................        1.72%
                                                                                                          --------------
                                                                                                          --------------



Examples3                                                                                        1 Year            3 Years
                                                                                                 ------            -------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each period:
    Class Y...................................................................................    $ 17               $54
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class Y...................................................................................    $ 17               $54
Amounts shown in the example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.


---------------

1 Class Y shares are only available to certain investors through broker-dealers who have entered into special distribution agreements with Evergreen Keystone Distributor, Inc., the Fund's principal underwriter. See "How to Buy Shares."


2 Expense ratio shown above is estimated for the Fund's fiscal year ending May
  31, 1998. The Fund also offers Class A, Class B and Class C shares which have different expenses and sales charges.


3 The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS


                     Keystone Small Company Growth Fund II
                                 Class Y Shares



                (For a share outstanding throughout the period)


     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.


                                                                                                    January 13, 1997
                                                                                                    (Date of initial
                                                                                                    public offering)
                                                                                                   to May 31, 1997(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.............................................................          $10.59
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss.............................................................................            0.00
Net realized and unrealized gain (loss) on investments..........................................           (0.28)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations................................................................           (0.28)
---------------------------------------------------------------------------------------------------------------------
Net asset value end of period...................................................................        $  10.31
---------------------------------------------------------------------------------------------------------------------
Total return....................................................................................           (2.64%)
Ratios/supplemental data
Ratios to average net assets:
  Total expenses................................................................................            2.23%(a)
  Total expenses, excluding indirectly paid expenses............................................            2.23%(a)
  Net investment loss...........................................................................           (1.26%)(a)
Portfolio turnover rate.........................................................................               5%
Average commission rate paid....................................................................        $ 0.0554
---------------------------------------------------------------------------------------------------------------------
Net assets end of period (thousands)............................................................        $      5
---------------------------------------------------------------------------------------------------------------------



(a) Annualized for the period from May 28, 1997 (commencement of investment operations) to May 31, 1997.


(b) Calculated based on average shares outstanding.

The Fund

  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on December 13, 1995. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

Investment Objective and Policies

Investment Objective

  The Fund's investment objective is to provide shareholders with long-term growth of capital.

  The Fund's objective is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

Principal Investments


  Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalization of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small company for this purpose.


  While the Fund focuses on small cap stocks, it may also invest in other types of securities, without regard to the market capitalization of the issuer and which may be listed on national exchanges or traded over the counter, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks.

  In addition to its other investment options, the Fund may invest in limited partnerships, and up to 25% of its assets in foreign securities. The Fund does not currently intend to invest more than 5% of its assets in foreign securities.

Other Eligible Investments

  When market conditions warrant, the Fund may invest up to 100% of its assets for temporary or defensive purposes in money market instruments. Such instruments, which must mature within one year of their purchase, consist of United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, including U.S. branches of foreign banks and foreign branches of U.S. banks; and prime commercial paper, including master demand notes.

  When the Fund invests its assets for temporary defensive purposes, it seeks to limit the risk of loss of principal and will not be pursuing its investment objective.

  The Fund may invest in restricted equity securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors

Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions and may employ new investment techniques with respect to such options. The Fund may also enter into currency and other financial futures contracts and engage in related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such futures contracts and related options.


  For further information about the types of investments and investment techniques available to the Fund, and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus as well as the statement of additional information.

Investment Restrictions

  The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  Generally, the Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow, except from banks for temporary or emergency purposes, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all such borrowings, and the Fund may enter into reverse repurchase agreements.


  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.


Risk Factors


  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.


  The Fund is best suited to patient investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income as a primary objective.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks, including risks of investing in foreign securities and derivatives, attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  Fund Risks. Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

  Moreover, a need for cash due to large liquidations from the Fund when the prices of small cap stocks are declining could result in losses to the Fund.

  In addition, investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.


  Other Considerations. The Fund, which normally invests at least 65% of its assets in small cap stocks, does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in small cap stocks.


Pricing Shares


  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.


  The Fund values securities as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;

    3. short-term investments purchased with maturities of more than sixty days for which market quotations are readily available are valued at current market value;

    4. short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

    5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and


    6. securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in Keystone's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


  Foreign securities for which market quotations are not readily available are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

Dividends and Taxes


  The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its capital gains for the one-year period ending on October 31 of such calendar year.



  Any taxable dividend declared in October, November, or December to shareholders of record in such months and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which such dividend was declared.


  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income to its shareholders and net capital gains, if any, annually.


  Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B and Class C shares generally will be higher than those expenses attributable to Class A shares, and income distributions paid by the Fund with respect to Class A shares generally will be greater than those paid with respect to Class B and Class C shares.


  Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.


  Dividends and distributions are taxable whether they are received in cash or in shares. Dividends derived from Fund net ordinary income and net short-term capital gains are taxable as ordinary income. Dividends derived from Fund net long-term capital gains are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

Fund Management and Expenses

Board of Trustees

  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

Investment Adviser

  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  First Union Keystone is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union").


  First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $66 billion in assets as of June 30, 1997, belonging to a wide range of clients, including the Evergreen Keystone funds.


  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                  Aggregate Net Asset
         Management               Value of the Shares
            Fee                       of the Fund
--------------------------------------------------------
0.70% of the frst              $ 100,000,000, plus
0.65% of the next              $ 100,000,000, plus
0.60% of the next              $ 100,000,000, plus
0.55% of the next              $ 100,000,000, plus
0.50% of the next              $ 100,000,000, plus
0.45% of the next              $ 500,000,000, plus
0.40% of the next              $ 500,000,000, plus
0.35% of amounts over          $1,500,000,000.


Keystone's fee is computed as of the close of business each business day and payable monthly.



  The Advisory Agreement continues in effect for two years from its effective date and thereafter from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of shareholders of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Trustees (Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as defined in the 1940 Act.


Principal Underwriter

  Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 W. 55th Street, New York, New York 10019.

Sub-Administrator

  BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                     Aggregate Average Daily Net Assets
                      Of Mutual Funds Administered By
Sub-Administrator     BISYS For Which Any Affiliate Of
       Fee           FUNB Serves As Investment Adviser
-----------------   ------------------------------------
     0.0100%              on the first $7 billion
     0.0075%               on the next $3 billion
     0.0050%              on the next $15 billion
     0.0040%         on assets in excess of $25 billion

  The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.

Portfolio Manager


  Thomas Holman has been a Vice President and Portfolio Manager of the Fund since joining Keystone in January, 1997. Prior to joining Keystone, Mr. Holman was an investment officer and securities analyst at Invista Capital Management, Inc., Des Moines, Iowa, from 1993 to 1997.


Fund Expenses


  The Fund pays all of its expenses. In addition to the investment advisory fees discussed herein, the principal expenses that the Fund is expected to pay include, but are not limited to: expenses of its Independent Trustees; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors and legal counsel to the Fund and its Independent Trustees; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges, and taxes.



  During the fiscal year ended May 31, 1997, the Fund paid or accrued to Keystone investment management and administrative services fees of $297,833 (0.70% of the Fund's average daily net asset value on an annualized basis).



  For the fiscal year ended May 31, 1997, the Fund paid or accrued $195,716 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC") for services rendered as the Fund's transfer agent and dividend disbursing agent. EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone.


Securities Transactions

  Under policies established by the Fund's Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, EKD, or their affiliates.

  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

Portfolio Turnover


  The Fund's portfolio turnover rates for the fiscal periods ended May 31, 1997 and May 31, 1996 were 5% and 13%, respectively. For further information about brokerage and distributions, see the statement of additional information.


Code of Ethics


  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


Arrangements With Broker-Dealers and Others


  EKD may, from time to time, provide promotional incentives to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. EKD may also provide written information to those broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives. EKD and EKIS, in connection with the services they provide, may also provide additional compensation, including financial assistance, in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD.


  EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, to First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.


Effects of Banking Laws


  The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Fund's Board of Trustees will consider what action, if any, is appropriate.


  The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.


  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

How to Buy Shares


  Class Y shares are offered at net asset value without a front-end or back-end sales load. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates.


  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with EKD. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer ("EFT").


  Orders for the purchase of Class Y shares of the Fund will be confirmed at the public offering price, which is equal to the net asset value per share next determined after receipt of the order in proper form by EKD (generally as of the close of the Exchange on that day). Orders received by broker-dealers or other firms prior to the close of the Exchange and received by EKD prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Broker-dealers and other financial services firms are obligated to transmit orders promptly.



  Orders for Class Y shares received other than as stated above will receive the public offering price, which is equal to the net asset value per share next determined (generally, the next business day's offering price).


  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable.


  The initial purchase must be at least $1,000, which may be waived in certain circumstances. There is no minimum amount for subsequent purchases.


  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.


  Shareholder inquiries should be directed to EKSC by calling toll free 1-800-343-2898 or writing to EKSC or to the firm from which you received this prospectus.


How to Redeem Shares


  You may redeem (i.e., sell) Class Y shares of the Fund for cash at their net redemption value by writing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephone order will be deposited by wire or EFT only to the bank account designated in your account application.



  You may also redeem your shares through your broker-dealer. EKD, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If EKD has received proper documentation, it will pay the redemption proceeds to the broker-dealer placing the order within seven days thereafter. EKD charges no fee for this service. Your broker-dealer, however, may charge a service fee.



  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption.

Redemption of Shares in General

  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.


  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption will be made within seven days thereafter except as discussed herein.



  For your protection, signatures on certificates, stock powers and all written orders or authorizations must be guaranteed by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and EKSC's policies. The Fund or EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time.


  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.

Telephone Redemptions

  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

Small Accounts


  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.


General

  The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. Neither the Fund, EKSC, nor EKD will be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

Shareholder Services

  Details on all shareholder services may be obtained from EKSC by writing or by calling toll free 1-800-343-2898.

Evergreen Keystone Express Line

  The Evergreen Keystone Express Line offers you specific fund account information, price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

Exchanges


  If you have obtained the appropriate prospectus, you may exchange Class Y shares of the Fund for Class Y shares of certain other Evergreen Keystone funds at net asset value by calling or writing to EKSC or by using the Evergreen Keystone Express Line.



  The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for exchanges, upon notice to shareholders pursuant to applicable law.



  Orders for exchanges received by the Fund prior to 4:00 p.m. Eastern time on any day the Fund is open for business will be executed at the respective net asset values of each Fund's Class Y shares determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. Eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

Systematic Investment Plan

  With a Systematic Investment Plan, you can automatically transfer as little as $25 per month or $75 per quarter from your bank account to the Evergreen Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate a Systematic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.

Telephone Investment Plan


  You may make investments into an existing account electronically in amounts of not less than $50 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan


  When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 and may be as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Excessive withdrawals may decrease or deplete the value of your account.


Automatic Reinvestment Plan

  For the convenience of investors all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging


  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.



  Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


Two Dimensional Investing


  You may elect to have income and capital gains distributions from any class of Evergreen Keystone fund shares you may own automatically invested to purchase the same class of shares of certain other Evergreen Keystone funds. You may select this service on your application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested.


Retirement Plans


  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Savings Incentive Match Plan for Employees ("SIMPLEs"); Tax Sheltered Annuity; 403(b)(7) Plans (TSAs), 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.


Other Services

  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

Performance Data

  From time to time the Fund may advertise "total return" and "current yield." All data is based on historical results. Past performance should not be considered representative of results for any future period of time. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Ratings Group, Ibbotson Associates or other industry publications.

Fund Shares


  The Fund currently offers Class A, Class B, Class C and Class Y shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time are borne solely by the respective class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan, if any; (3) each class has different exchange privileges; and
(4) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Class Y shares bear no distribution or shareholder servicing expenses. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.



  Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales load while Class B and Class C shares bear such expenses through a higher annual distribution fee. As a result, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.



  Class Y shares are not subject to a front-end sales load or a contingent deferred sales charge and pay no distribution or shareholder servicing expenses. Therefore, income distributions paid by the Fund on Class Y shares will be greater than those paid with respect to Class A, Class B and Class C shares.



  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.


  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

Additional Information

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

Obligations of Foreign Branches of United States Banks

  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Master Demand Notes

  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice) and to resell the note at any time to a third party. Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if, at the time of investment, the issuer meets the criteria established for commercial paper.

Repurchase Agreements

  The Fund may enter into repurchase agreements with member banks of the Federal Reserve

                                      (i)

System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund intends only to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

Reverse Repurchase Agreements

  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

Foreign Securities

  The Fund may invest up to 25% of its assets in securities issued by issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. For this purpose, countries with emerging markets are generally those where the per capital income is in the low to middle ranges as determined by the International Bank for Reconstruction and Development. At this time, the Fund does not intend to invest more than 5% of its assets in foreign securities. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities.

  Investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not

                                      (ii)
generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies; (4) foreign securities transactions may involve higher brokerage commissions and generally higher custodian fees; (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.; (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments (which would prevent cash from being brought back to the United States); (8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  Investing in securities of issuers in emerging market countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging market countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Fund could lose its entire investment in those countries. These risks are carefully considered by Keystone prior to the purchase of these securities.

"When Issued" Securities

  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it

                                     (iii)
will do so consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

Loans of Securities to Broker-Dealers


  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of Keystone, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.


Derivatives

  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options, futures, and forwards is provided later in this section and is provided in

                                      (iv)
the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

(Bullet) Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

(Bullet) Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

(Bullet) Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

(Bullet) Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

(Bullet) Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

(Bullet) Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

                                      (v)

Options Transactions

  Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

Purchasing Options. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

Options Trading Markets. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the

                                      (vi)

Fund. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.


  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

Futures Transactions

  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the Fund's contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage

                                     (vii)
market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

Foreign Currency Transactions

  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to accurately predict the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

                                     (viii)

                                 KEYSTONE AMERICA
                                  FUND FAMILY
                                   (diamond)
                      Capital Preservation and Income Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                              Tax Free Income Fund
                            California Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                     Global Resources and Development Fund
                          Small Company Growth Fund II


                                Evergreen Keystone
                    (logo)          FUNDS(SM)            (logo)


     Evergreen Keystone Distributor, Inc.
     125 W. 55th Street
     New York, New York 10019




                                     KEYSTONE

                          (Photo of a child holding a tree)

                                 SMALL COMPANY
                                 GROWTH FUND II




                                Evergreen Keystone
                    (logo)          FUNDS(SM)            (logo)



                                    PROSPECTUS

                                  CLASS Y SHARES




SCG2-P Sup. 1/97
61M
540239 Rev01

                      KEYSTONE SMALL COMPANY GROWTH FUND II

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      KEYSTONE SMALL COMPANY GROWTH FUND II

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 1997


         This statement of additional information pertains to all classes of shares of Keystone Small Company Growth Fund II (the "Fund"). It is not a prospectus, but relates to, and should be read in conjunction with, either the prospectus offering Class A, B and C shares dated August 1, 1997, or the separate prospectus offering Class Y shares dated August 1, 1997. You may obtain a copy of either prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer.



                                TABLE OF CONTENTS


                                                                           Page

The Fund .....................................................................2
Service Providers.............................................................2
Investment Restrictions.......................................................3
Distributions and Taxes.......................................................5
Valuation of Securities.......................................................5
Brokerage.....................................................................6
Sales Charges.................................................................7
Distribution Plans...........................................................11
Trustees and Officers........................................................13
Investment Adviser...........................................................16
Principal Underwriter........................................................18
Sub-administrator............................................................19
Declaration of Trust.........................................................20
Expenses.....................................................................21
Standardized Total Return and Yield Quotations...............................22
Financial Statements.........................................................23
Additional Information...................................................... 24
Appendix .................................................................A - 1



                                    THE FUND


         The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide shareholders with long-term growth of capital.

         Certain information about the Fund is contained in its prospectuses. This statement of additional information ("SAI")provides additional information about the Fund that may be of interest to some investors.



                                SERVICE PROVIDERS

SERVICE                                      PROVIDER
Investment adviser (referred to              Keystone Investment Management
in                                           this  SAI  as   "Keystone")
                                             Company, 200    Berkeley
                                             Street, Boston, Massachusetts 02116.
                                             Keystone is a  wholly-owned
                                             subsidiary  of First  Union
                                             Keystone,    Inc.   ("First
                                             Union Keystone")  (formerly
                                             Keystone Investments, Inc.),
                                             also located at 200
                                             Berkeley  Street,   Boston,
                                             Massachusetts 02116

Principal underwriter (referred              Evergreen Keystone Distributor, Inc.
to in this SAI as "EKD")                     (formerly Evergreen Funds Distributor, Inc.), 125 W.
                                             55th Street, New York, New York 10019

Marketing services agent and                 Evergreen Keystone Investment Services, Inc.
predecessor to EKD (referred                 (formerly Keystone Investment Distributors
to in this SAI as "EKIS")                    Company), 200 Berkeley Street, Boston, Massachusetts
                                             02116

Sub-administrator (referred to in            BISYS Fund Services, 3435 Stelzer Road,
this SAI as ("BISYS")                        Columbus, Ohio 43219

Transfer and dividend                        Evergreen  Keystone  Service  Company,
disbursing  agent(referred to                (formerly Keystone Investor Resource Center,  Inc.),
in this SAI as"EKSC")                        200 Berkeley Street, Boston, Massachusetts 02116
                                             (EKSC is a wholly-owned subsidiary of Keystone)

Independent auditors                         KPMG Peat Marwick LLP, 99 High Street, Boston,
                                             Massachusetts 02110, Certified Public Accountants

Custodian                                    State Street Bank and Trust Company, 225 Franklin
                                             Street, Boston, Massachusetts 02110


                             INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Fund's assets are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

     (2) concentrate its investments in the securities of issuers in any one industry other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

     (3) borrow, except from banks for temporary or emergency purposes, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all such borrowings, and the Fund may enter into reverse repurchase agreements;

     (4) issue senior securities, except that the Fund may (a) make permitted borrowings of money; (b) enter into firm commitment agreements and collateral arrangements with respect to the writing of options on securities and engage in permitted transactions in futures and options thereon and forward contracts; and
(c) issue shares of any additional permitted classes or series;

     (5) engage in the business of underwriting securities issued by other persons, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio investments;

     (6) invest in real estate or commodities, except that the Fund may (a) invest in securities directly or indirectly secured by real estate and interests therein and securities of companies that invest in real estate and interests therein, including mortgages and other liens; and (b) enter into financial futures contracts and options thereon for hedging purposes and enter into forward contracts; or

     (7) make loans, except that the Fund may make, purchase, or hold publicly and nonpublicly offered debt securities (including convertible securities) and other debt investments, including loans, consistent with its investment objective; (b) lend its portfolio securities to broker-dealers; and (c) enter into repurchase agreements.


OTHER FUNDAMENTAL POLICIES

         Notwithstanding any other investment policy or restriction, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the non-fundamental policies set forth below, which may be changed without shareholder approval.

         The Fund may not do the following:

         (1) borrow money except for temporary or emergency purposes (not for leveraging or investment), and it will not purchase any security while borrowings representing more than 5% of its total assets are outstanding;

         (2) (a) sell securities short (except by selling futures contracts or writing covered options), unless it owns, or by virtue of ownership of other securities has the right to obtain without additional consideration securities identical in kind and amount to the securities sold short; or (b) purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the Fund may make initial and variation so-called "margin" payments in connection with purchases or sales of futures contracts or of options on futures contracts or forwards or other similar instruments;

         (3) pledge, mortgage, or hypothecate its assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with its investment restrictions on borrowings, and provided that the Fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts or forwards or other similar instruments;

         (4) purchase the securities of any other investment company, except by purchase in the open market subject only to customary broker's commissions and provided that any such purchase will not result in duplication of sales charges or management fees, and except in connection with any merger, consolidation, or reorganization;

         (5) invest in oil, gas, or other mineral leases or development programs (except the Fund may invest in companies that own or invest in such interests);

         (6)      invest in real estate limited partnerships; or

         (7) (a) write covered options, unless the securities underlying such options are listed on a national securities exchange and the options are issued by the Options Clearing Corporation; provided, however, that the securities underlying such options may be traded on an automated quotations system ("NASDAQ") of the National Association of Securities Dealers, Inc. ("NASD") if and to the extent permitted by applicable state regulations; or (b) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets; included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges; warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

OTHER NON-FUNDAMENTAL POLICIES

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.



                             DISTRIBUTIONS AND TAXES


         The Fund distributes to its shareholders dividends from net investment income and net realized securities gains, if any, at least annually in shares or, at the option of the shareholder, in cash. Distributions are taxable whether received in cash or additional shares. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share per class computed at the end of the ex-dividend date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks, as appropriate, will be mailed to shareholders by the 15th day of the appropriate month. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Capital gains dividends are generally taxable to shareholders as net long-term capital gains regardless of how long the shareholder has held Fund shares. If such shares are held less than six months and disposed at a loss, however, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains dividend, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since capital gain dividends depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined, to the best of the Fund's ability, to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.



                             VALUATION OF SECURITIES


         Current values for the Fund's securities are generally determined as follows:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Fund's Board of Trustees;

         (2) securities traded in the over-the-counter market, other than NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments purchased with maturities of more than sixty days for which market quotations are readily available, are valued at current market value;

         (4) short-term investments with initial or remaining maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (5) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in Keystone's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

         Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.



                                    BROKERAGE


SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

     1. overall direct net economic result to the Fund;

     2. the efficiency with which the transaction is effected;

     3. the broker's ability to effect the transaction where a large block is involved;

     4. the broker's readiness to execute potentially difficult transactions in the future;

     5. the financial strength and stability of the broker; and

     6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

     The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement (as defined below). Keystone believes that the cost, value and specific application of such information are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund's Board of Trustees has determined that the Fund may consider sales of Fund shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD, or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees will, from time to time, review the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  SALES CHARGES


     The Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. As described below, depending upon the class of shares that you purchase, the Fund will impose a sales charge when you purchase Fund shares, a contingent deferred sales charge (a "CDSC") when you redeem Fund shares or no sales charges at all. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans"). If imposed, the Fund deducts CDSCs from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the NASD, paid to EKD or its predecessor. See the prospectus for additional information on a particular class.

CLASS DISTINCTIONS

CLASS A SHARES

         With certain exceptions, when you purchase Class A shares, you will pay a maximum sales charge of 4.75%, payable at the time of purchase. (The prospectus for Class A, Class B and Class C shares contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS B SHARES

         The Fund offers Class B shares at net asset value (without an initial sales charge). With respect to Class B shares, the Fund charges a CDSC on shares redeemed as follows:

 REDEMPTION TIMING                                                    CDSC RATE

 Month of purchase and the first twelve-month
      period following the month of purchase..............................5.00%
 Second twelve-month
      period following the month of purchase..............................4.00%
 Third twelve-month
      period following the month of purchase..............................3.00%
 Fourth twelve-month
      period following the month of purchase..............................3.00%
 Fifth twelve-month
      period following the month of purchase..............................2.00%
 Sixth twelve-month
      period following the month of purchase..............................1.00%
 Thereafter...............................................................0.00%

     Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to EKSC. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS C SHARES

     Class C shares are available only through broker-dealers who have entered into special distribution agreements with EKD. The Fund offers Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (ii) certain institutional investors and (iii) investment advisory clients of The Capital Management Group of First Union National Bank ("CMG"), Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares. Upon request for redemption, the Fund will redeem shares not subject to a CDSC first. Thereafter, the Fund will redeem first shares held the longest.

SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC

EXCHANGES

         The Fund does not charge a CDSC when you exchange your shares for the shares of the same class of another Evergreen Keystone fund. (See "Additional Information" for descriptions of the Evergreen Keystone funds.) However, if you are exchanging shares that are still subject to a CDSC, the CDSC will carry over to the shares you acquire by the exchange. Moreover, the Fund will compute any future CDSC based upon the date you originally purchased the shares you tendered for exchange.

WAIVER OF SALES CHARGES

         The Fund may sell its shares at net asset value without an initial sales charge to:

     1. purchasers buying Class A shares in the amount of $1 million or more;

     2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

     3. institutional investors, which may include bank trust departments and registered investment advisers;

     4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

     5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

     6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, that place trades through an omnibus account maintained with the Fund by the broker-dealer;

     7. employees of First Union National Bank and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

     8. certain Directors, Trustees, officers employees of the Fund, Keystone, EKD or their affiliates and to the immediate families of such persons; or

     9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund or any fund in the Evergreen Keystone funds purchased pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

     With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that he or she is buying the shares for investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. In addition, the Fund will not charge a CDSC on redemptions by such purchasers.

WAIVER OF CDSCS

     The Fund does not impose a CDSC when the shares you are redeeming represent:

     1. an increase in the value of the shares you redeem above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

     6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

     7. automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

     8.   withdrawals   consisting  of  loan  proceeds  to  a  retirement   plan
participant;

     9. financial hardship withdrawals made by a retirement plan participant;

     10. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

     11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).




                               DISTRIBUTION PLANS


         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").

         The Fund's Class A, Class B, and Class C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto (the "Independent Trustees"). The Fund's Class Y shares have not adopted a Distribution Plan and incur no Distribution Plan expenses.

         The NASD limits the amount that the Fund may pay annually in distribution costs for sales of its shares and shareholder service fees to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to EKD) remaining unpaid from time to time.

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to EKD of the Fund to enable EKD to pay or to have paid to others who sell Class A shares a service or other fee, at any such intervals as EKD may determine, in respect of Class A shares maintained by any such recipient and outstanding on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others and outstanding on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLAN

     The Class B Distribution Plans provide that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to EKD and/or its predecessor. Payments are made to EKD (1) to enable EKD to pay to others (broker-dealers) commissions in respect of Class B shares sold since inception of the Distribution Plans; (2) to enable EKD to pay or to have paid to others a service fee,at such intervals as EKD may determine, in respect of Class B shares maintained by any such recipient and outstanding on the books of the Fund for specified periods; and (3) as interest.


         EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party may also receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods.

         EKD intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by EKD from the Fund ("Advances"). EKD intends to seek full reimbursement of such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize such reimbursements of Advances, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Class B Distribution Plans.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to EKD, sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning with the Fund's initial public offering through November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.

         The financing of payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to EKD and/or its predecessor. Payments are made to EKD (1) to enable EKD to pay to others (broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; (2) to enable EKD to pay or to have paid to others a service fee, at such intervals as EKD may determine, in respect of Class C shares maintained by any such recipient and outstanding on the books of the Fund for specified periods; and (3) as interest.

         EKD generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, broker-dealers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipient and outstanding on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

     The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by such Distribution Plan as stated above.

         Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class of Fund shares. If the Class B Distribution Plans are terminated, EKD and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on each amendment.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.



                              TRUSTEES AND OFFICERS


         The Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:                         Trustee of the Fund; Trustee or Trustee of all other funds in the
                                          Keystone Families of Funds; Professor, Finance Department,
                                          George Washington University; President, Amling & Company
                                          (investment advice); and former Member, Board of Advisers, Cre dito Emilano (banking).

LAURENCE B. ASHKIN:                       Trustee of the Fund;  Trustee or Director of all other
                                          funds in the Keystone Families of Funds; Trustee or Director of all funds in the
                                          Evergreen  Family of Funds other than Evergreen  Investment  Trust and Evergreen
                                          Variable Trust; real estate developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A.  AUSTIN  III:                  Trustee of the Fund;  Trustee or  Director of all
                                          other funds in the Keystone Families of Funds;  Investment Counselor to Appleton
                                          Partners,  Inc.; and former Managing Director,  Seaward  Management  Corporation
                                          (investment advice).

FOSTER BAM:                               Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds other than Evergreen Investment
                                          Trust and Evergreen Variable Trust; Partner in the law firm of
                                          Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur
                                          company) and Pet Practice, Inc. (veterinary services); and former
                                          Director, Chartwell Group Ltd. (manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition
                                          Corporation and Rehabilitation Corporation of America
                                          (rehabilitation hospitals).

*GEORGE S. BISSELL:                       Chief Executive Officer of the Fund and each of the other funds in the Keystone Families of Funds; Chairman of the Board and
                                          Trustee of the Fund; Chairman of the Board and Trustee or
                                          Director of all other funds in the Keystone Families of Funds;
                                          Chairman of the Board and Trustee of Anatolia College; Trustee of
                                          University Hospital (and Chairman of its Investment Committee);
                                          former Director and Chairman of the Board of Hartwell Keystone
                                          Advisers, Inc.; and former Chairman of the Board, Director and
                                          Chief Executive Officer of Keystone Investments, Inc..

EDWIN D. CAMPBELL:                        Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Principal, Padanaram Associates, Inc.;
                                          and former Executive Director, Coalition of Essential Schools,
                                          Brown University.

CHARLES F. CHAPIN:                        Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; and former Director, Peoples Bank
                                          (Charlotte, NC).

K. DUN GIFFORD:                           Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee, Treasurer and Chairman of
                                          the Finance Committee, Cambridge College; Chairman Emeritus
                                          and Director, American Institute of Food and Wine;  Chairman and
                                          President, Oldways Preservation and Exchange Trust (education);
                                          former Chairman of the Board, Director, and Executive Vice Presi
                                          dent, The London Harness Company; former Managing Partner,
                                          Roscommon Capital Corp.; former Chief Executive Officer, Gifford
                                          Gifts of Fine Foods; former Chairman, Gifford, Drescher & Asso ciates (environmental consulting); and former Director, Keystone
                                          Investments, Inc. and Keystone.

JAMES S. HOWELL:                          Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman and Trustee or Director of
                                          all the funds in the Evergreen Family of Funds; former Chairman of the Distribution Foundation for the Carolinas; and former Vice
                                          President of Lance Inc. (food manufacturing).

LEROY KEITH, JR.:                         Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman of the Board and Chief
                                          Executive Officer, Carson Products Company; Director of Phoenix
                                          Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series
                                          Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge
                                          Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.:                       Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman and Of Counsel, Keyser,
                                          Crowley & Meub, P.C.; Member, Governor's (VT) Council of Eco
                                          nomic Advisers; Chairman of the Board and Director, Central
                                          Vermont Public Service Corporation and Lahey Hitchcock Clinic;
                                          Director, Vermont Yankee Nuclear Power Corporation, Grand
                                          Trunk Corporation, Grand Trunk Western Railroad, Union Mutual
                                          Fire Insurance Company, New England Guaranty Insurance Com
                                          pany, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow
                                          Financial Corp.; and former Director and Chairman of the Board,
                                          Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL:                      Trustee of the Fund; Trustee or Director of all other
                                          funds in the Keystone Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds; and Sales  Representative  with  Nucor-Yamoto,
                                          Inc. (steel producer).

THOMAS L.  MCVERRY:                       Trustee of the Fund;  Trustee or Director of all other
                                          funds in the Keystone Families of Funds; Trustee or Director of all the funds in the  Evergreen  Family of Funds except  Evergreen  Variable  Trust;  former Vice
                                          President and Director of Rexham  Corporation;  and former  Director of Carolina
                                          Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT:                     Trustee of the Fund; Trustee or Director of all other
                                          funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen  Family of Funds except  Evergreen  Variable Trust; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:                      Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Vice Chair and former Executive Vice
                                          President, DHR International, Inc. (executive recruitment); former
                                          Senior Vice President, Boyden International Inc. (executive recruit ment); and Director, Commerce and Industry Association of New
                                          Jersey, 411 International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III MD:                Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; Medical Director, U.S. Health
                                          Care/Aetna Health Services; and former Managed Health Care
                                          Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:                      Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; and Attorney, Law Offices of
                                          Michael S. Scofield.

RICHARD J.  SHIMA:                        Trustee of the Fund;  Trustee or  Director of all other
                                          funds in the Keystone Families of Funds; Chairman,  Environmental Warranty, Inc.
                                          (insurance  agency);  Executive  Consultant,  Drake Beam Morin, Inc.  (executive
                                          outplacement);   Director  of  Connecticut  Natural  Gas  Corporation,  Hartford
                                          Hospital,  Old State House Association,  Middlesex Mutual Assurance Company, and
                                          Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate
                                          Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief
                                          Investment Officer, The Travelers Corpora tion; former Trustee, Kingswood-Oxford
                                          School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS:                         Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Partner, Farrell, Fritz, Caemmerer,
                                          Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and
                                          former Associate Dean, St. John's University School of Law;
                                          Adjunct Professor of Law, Touro College School of Law; and former
                                          President, Nassau County Bar Association.

JOHN J.  PILEGGI:                         President  and  Treasurer  of the  Fund;  President  and
                                          Treasurer of all other funds in the Evergreen  Keystone Family of Funds;  Senior
                                          Managing  Director,  Furman Selz LLC since 1992;  Managing Director from 1984 to
                                          1992;  Consultant,  BISYS Fund Services since 1996; 230 Park Avenue,  Suite 910,
                                          New York, NY.

GEORGE O. MARTINEZ:                       Secretary of the Fund; Secretary of all other funds in
                                          the Evergreen  Keystone  Family of Funds;  Senior Vice President and Director of
                                          Administration  and Regulatory  Services,  BISYS Fund Services since 1995;  Vice
                                          President/Assistant  General Counsel,  Alliance Capital  Management from 1988 to
                                          1995; 3435 Stelzer Road, Columbus, Ohio.


     * This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         The Fund does not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of Keystone or any of its affiliates. See "Investment Adviser." During the fiscal year ended May 31, 1997, none of the unaffiliated Trustees received retainers or fees from the Fund. For the year ended December 31, 1996, aggregate compensation received by Independent Trustees on a fund complex wide basis (which includes over 30 mutual funds) was $411,000. As of June 30, 1997, the Trustees and officers beneficially owned less than 1.00% of the Fund's then outstanding shares.

         No Trustee received aggregate compensation from the Evergreen Keystone Funds in excess of $60,000 for the fiscal period of June 1, 1996 through May 31, 1997.

         Except as set forth above, the address of all of the Fund's Trustees and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

                               INVESTMENT ADVISER


         INVESTMENT ADVISER

         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the First Union Keystone name and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, an indirect wholly-owned subsidiary of BISYS. The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $66 billion in assets as of June 30, 1997 belonging to a wide range of clients, including the Evergreen Keystone funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by Keystone, including, but not limited to (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan;
(8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and
(14) charges and expenses of filing annual and other reports with the SEC and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                              Aggregate Net
                                                             Asset Value of
Management Fee                                                  Fund Shares
--------------------------------------------------------------------------------


0.70% of the first                                        $100,000,000, plus
0.65% of the next                                         $100,000,000, plus
0.60% of the next                                         $100,000,000, plus
0.55% of the next                                         $100,000,000, plus
0.50% of the next                                         $100,000,000, plus
0.45% of the next                                         $500,000,000, plus
0.40% of the next                                         $500,000,000, plus
0.35% of amounts over                                     $1,500,000,000

Keystone's fee is computed as of the close of business each business day and payable daily.

         Keystone has voluntarily agreed to limit the expenses of the Fund's Class A, Class B, Class C and Class Y shares to 1.95%, 2.70%, 2.70% and 1.70%, respectively, of each such Class's average daily net assets. These voluntary expense limitations are continued on a calendar month-by-month basis and may be modified or terminated in the future. Keystone will not be required to make any such reimbursement to the extent it would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.



                              PRINCIPAL UNDERWRITER


         The Fund has entered into Principal Underwriting Agreements (each an "Underwriting Agreement") with EKD with respect to each class. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreements provide that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plans.

         All subscriptions and sales of shares by EKD are at the public offering price of the shares, which is determined in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the SEC and auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.

         EKD has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EKD has also agreed that it will indemnify and hold harmless the Fund and each person who has been, is, or may be a Trustee or officer of the Fund against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EKD or any other person for whose acts EKD is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         Each Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Fund's Independent Trustees, and (2) by vote of a majority of the Fund's Trustees, in each case, cast in person at a meeting called for that purpose.

         Each Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. Each Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and Fund data files.



                                SUB-ADMINISTRATOR

         BISYS provides personnel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                             Aggregate Average Daily Net Assets Of Mutual Funds
Sub-Administrator              Administered By BISYS For Which Any Affiliate Of
Fee                                           FUNB Serves As Investment Adviser
--------------------------------------------------------------------------------
0.0100%                                             on the first $7 billion
0.0075%                                              on the next $3 billion
0.0050%                                             on the next $15 billion
0.0040%                                  on assets in excess of $25 billion


         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.



                              DECLARATION OF TRUST


MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated December 13, 1995, as later amended (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability. A copy of the Declaration of Trust is on file as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that class. Upon liquidation, shares are entitled to a pro rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund is authorized to issue additional classes or series of shares. The Fund currently issues Class A, Class B, Class C and Class Y shares, but may issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Fund was held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund.


VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the Fund's outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.

--------------------------------------------------------------------------------

                                    EXPENSES

--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES

         For the Fund's last fiscal year and the period from February 21, 1996 (commencement of operations) to May 31, 1996, the table below lists the total dollar amounts paid by the Fund to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."

                                                              Percent of Fund's
                                                             Average Net Assets
Fiscal Period                  Fee Paid to Keystone              represented by
Ended May 31,                  Advisory Agreement                Keystone's Fee
-------------------------      --------------------         --------------------
1997                           $297,833                     0.70%
1996                           $21,221                      0.70%


DISTRIBUTION PLAN EXPENSES

         Listed below are the amounts paid by each class of shares under its respective Distribution Plan to EKD and/or its predecessor for the fiscal year ended May 31, 1997. For more information, see "Distribution Plans."



Class A Shares               Class B Shares                      Class C Shares
----------------------       -----------------------------       ---------------
$30,858                      $211,893                            $90,225


UNDERWRITING COMMISSIONS

         For the Fund's last fiscal year and the period from February 21, 1996 (commencement of operations) to May 31, 1996, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid to EKD or EKIS with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD or EKIS. For more information, see "Principal Underwriter" and "Sales Charges.




                                                      Aggregate Dollar Amount of
Fiscal Period       Aggregate Dollar Amount of        Underwriting Commissions
Ended May 31,       Underwriting Commissions Paid     Retained
--------------      ------------------------------    -------------------------
1997                $945,753                          ($329,634)
1996                $404,493                          ($553,309)



BROKERAGE COMMISSIONS


Fiscal Period
Ended May 31,                          Brokerage Commissions Paid
-------------------------              --------------------------------------
1997                                   $100,457
1996                                   $33,494



                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS


         Total return quotations for a class of shares of the Fund, as they may appear from time to time in advertisements, are calculated by finding the average annual compounded rates of return over one, five and ten years periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added and, if applicable, the maximum sales charge and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total returns for the period from February 21, 1996 (commencement of operations) to May 31, 1997 were -2.50%, -1.40% and -1.40% for the Fund's Class A, Class B and Class C shares, respectively. The cumulative total return for the period from May 28, 1997 (commencement of investment operations) to May 31, 1997 was -2.64% for the Fund's Class Y shares.

         The compounded average annual rates of return for the one year period ended May 31, 1997, were -8.07%, -8.81% and -8.81% for the Fund's Class A, Class B and Class C shares, respectively. The compounded average annual rates of return for the one year period ended May 31, 1997 (including CDSCs) were -12.44%, -13.37% and -9.72% for the Fund's Class A, Class B and Class C shares. The compounded average annual rates of return for the one year period ended May 31, 1997 (without CDSCs) were -8.07%, -8.81% and -8.81% for the Fund's Class A, Class B and Class C shares.



                              FINANCIAL STATEMENTS


         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the SEC:

         Schedule of Investments as of May 31, 1997;

         Financial Highlights for the fiscal year ended May 31, 1997 and the period from February 21, 1996 (commencement of operations) to May 31, 1996 for Class A, Class B and Class C shares;

         Financial Highlights for the period from January 13, 1997 (date of initial public offering) to May 31, 1997 for Class Y shares;

         Statement of Assets and Liabilities as of May 31, 1997;

         Statement of Operations for the year ended May 31, 1997;

         Statements of Changes in Net Assets for the fiscal year ended May 31, 1997 and the period from February 21, 1996 (commencement of operations) to May 31, 1996;

         Notes to Financial Statements; and

         Independent Auditors' Report dated June 27, 1997.

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.



                             ADDITIONAL INFORMATION


         As of June 30, 1997, Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246-6484, owned 21.28% of the outstanding Class A shares of the Fund.

         As of June 30, 1997, Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246-6484, owned 20.29% of the outstanding Class A shares of the Fund.

         As of June 30, 1997, Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246-6484, owned 31.66% of the outstanding Class B shares of the Fund.

         As of June 30, 1997, Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246-6484, owned 60.74% of the outstanding Class C shares of the Fund.

         As of June 30, 1997, PaineWebber FBO, LD Hancock Foundation Inc., P.O. Box 2203, Tupelo, MS 38803-2203, owned 12.21% of the outstanding Class C shares of the Fund.

         As of June 30, 1997, Cowen & Co. FBO, 4G-55109-0, Financial Square, New York, NY 10005 owned 6.80% of the outstanding Class C shares of the Fund.

         As of June 30, 1997, Darrel E. Schafer and Rita M. Schafer Jt Ten, 1217 Lory Street, Fort Collins, CO 80524-3905 owned 100% of the outstanding Class Y shares of the Fund.

         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

     If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1.00% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the sale of securities.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, this SAI or in supplemental sales literature issued by the Fund or EKD, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.


                                      A - 1




                                    APPENDIX



                       COMMON AND PREFERRED STOCK RATINGS

S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Ratings Group (S&P) believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on per share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's perfor mance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicity. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+  Highest               B+  Average               C  Lowest
 A   High                  B   Below Average         D  In Reorganization
 A-  Above Average         B-  Lower

         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

MOODY'S COMMON STOCK RANKINGS

     Moody's Investors Service ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long-term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long-term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position.
Evaluation is represented by the following grades:

         (1) High Grade
         (2) Investment Grade
         (3) Medium Grade
         (4) Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

         Preferred stock ratings and their definitions are as follows:

     1. AAA: An issue which is rated "AAA" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     2. AA: An issue which is rated "AA" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     3. A: An issue which is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "AAA" and "AA" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     4. BAA: An issue which is rated "BAA" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     5. BA: An issue which is rated "BA" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     6. B: An issue which is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     7. CAA: An issue which is rated "CAA" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     8. CA: An issue which is rated "CA" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

     a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     b. Nature of and provisions of the obligation; and

     c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

     1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC AND C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. AAA - Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. AA - Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. BAA - Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. BA - Bonds which are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper are limited to those rated A-1 by S&P, PRIME-1 by Moody's or F-1 by Fitch Investors Service L.P. These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

         Commercial  paper rated A-1 by S&P has the  following  characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

     Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.


                              OPTIONS TRANSACTIONS

         The Fund is authorized to write (i.e., sell) covered call options and to purchase call options to close out covered call options previously written. A call option obligates a writer to sell, and gives a purchaser the right to buy, the underlying security at the stated exercise price at any time until the stated expiration date.

         The Fund will only write call options which are covered, which means that the Fund will own the underlying security (or other securities, such as convertible securities, which are acceptable for escrow) when it writes the call option and until the Fund's obligation to sell the underlying security is extinguished by exercise or expiration of the call option or the purchase of a call option covering the same underlying security and having the same exercise price and expiration date. The Fund will receive a premium for writing a call option, but will give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Fund will retain the risk of loss from a decrease in the price of the underlying security. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options which the Fund will not do) but capable of enhancing the Fund's total returns.

         The premium received by the Fund for writing a covered call option will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time as of which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange), or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction or delivery of the underlying security upon exercise of the option.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"),a clearing corporation which assumes responsibility for the completion of options transactions.

         The Fund will purchase call options only to close out a covered call option it has written. When it appears that a covered call option written by the Fund is likely to be exercised, the Fund may consider it appropriate to avoid having to sell the underlying security. Or, the Fund may wish to extinguish a covered call option which it has written in order to be free to sell the underlying security to realize a profit on the previously written call option or to write another covered call option on the underlying security. In all such instances, the Fund can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. (The Fund may, under certain circumstances, also be able to transfer a previously written call option.) The Fund will realize a short-term capital gain if the amount paid to purchase the call option plus transaction costs is less than the premium received for writing the covered call option. The Fund will realize a short-term capital loss if the amount paid to purchase the call option plus transaction costs is greater than the premium received for writing the covered call option.

         A previously written call option can be closed out by purchasing an identical call option only in a secondary market for the call option. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         If a substantial number of the call options written by the Fund are exercised, the Fund's rate of portfolio turnover may exceed historical levels. This would result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

         In the past the Fund has qualified for, and elected to receive, the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Although the Fund intends to continue to qualify for such tax treatment, in order to do so it must, among other things, derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Because of this, the Fund may be restricted in the writing of call options where the underlying securities have been held less than three months, in the writing of covered call options which expire in less than three months, and in effecting closing purchases with respect to options which were written less than three months earlier. As a result, the Fund may elect to forego otherwise favorable investment opportunities and may elect to avoid or delay effecting closing purchases or selling portfolio securities, with the risk that a potential loss may be increased or a potential gain may be reduced or turned into a loss.

         Under the Code, gain or loss attributable to a closing transaction and premiums received by the Fund for writing a covered call option which is not exercised may constitute short-term capital gain or loss. Under provisions of the Tax Reform Act of 1986, effective for taxable years beginning after October 22, 1986, a gain on an option transaction which qualifies as a "designated hedge" transaction under Treasury regulations may be offset by realized or unrealized losses on such designated transaction. The netting of gain against such losses could result in a reduction in gross income from options transactions for purposes of the 30 percent test.


               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to currency or other financial futures contracts for the hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

     U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performancE under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant (Broker) effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").


INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association ("GNMA") certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S.
government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

A. STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently, stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

B. OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency or other financial futures contracts are similar to options on stocks except that an option on a currency financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell currency or other instruments making up a financial futures index, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency or other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on currency or other financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

     The purchase of a call option on a currency or other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described herein.

     LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.


                          FOREIGN CURRENCY TRANSACTIONS

         As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

     As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the CFTC and NFA. Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to engage in currency futures contracts only for hedging purposes, and not for speculation. The Fund may enter into currency futures contracts for other purposes if authorized to do so by its Board of Trustees. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc, and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark, French Francs and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to forward currency exchange contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board - Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss francs, French francs and Canadian dollars. Options can be exercised at any time during the contract life, and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment, as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone difference between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system, or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payments interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years, or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain), or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and control on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.



             ADDITIONAL INFORMATION REGARDING DERIVATIVE INSTRUMENTS


         Derivatives have been variously defined to include forwards, futures, options, mortgage-backed securities, other asset-backed securities and structured securities, such as interest rate swaps, equity swaps, index swaps, currency swaps and caps and floors. These basic vehicles can also be combined to create more complex products, called hybrid derivatives. Options, futures and forwards are discussed elsewhere in the Fund's prospectus and statement of additional information. The following discussion addresses mortgage backed and other asset-backed securities, structured securities and other instruments.


                              EQUITY SWAP CONTRACTS

     The counterparty to an equity swap contract would typically be a bank, investment banking firm or broker/dealer. For example, the counterparty would generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value if such notional amount had been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such index stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. If permitted by its investment policies, the Fund will only enter into equity swap contracts on a net basis, I.E., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under equity swap contracts may be made at the conclusion of the contract or periodically during its term.

         If permitted by its investment policies, the Fund may also from time to time enter into the opposite side of equity swap contracts (I.E., where the Fund is obligated to pay the increase (net of interest) or received the decrease (plus interest) on the contract) to reduce the amount of the Fund's equity market exposure consistent with the Fund's investment objective(s) and policies. These positions are sometimes referred to as "reverse equity swap contracts."

         Equity swap contracts will not be used to leverage the Fund. Since the SEC considers equity swap contracts and reverse equity swap contracts to be illiquid securities, the Fund will not invest in equity swap contracts or reverse equity swap contracts if the total value of such investments together with that of all other illiquid securities that the Fund owns would exceed the Fund's limitations on investments in illiquid securities.

         The Fund  does not  believe  that its  obligations  under  equity  swap
contracts  or  reverse  equity  swap  contracts  are  senior   securities   and,
accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its respective entitlement with respect to each equity swap contract and each reverse equity swap contract will be accrued on a daily basis and an amount of cash, U. S. government securities or other liquid high quality debt securities having an aggregate market value at lease equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.


                 CURRENCY SWAPS, INDEX SWAPS AND CAPS AND FLOORS

         A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of reference indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds an agree-upon interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. If permitted by the Fund's investment policies, the investment adviser expects to enter into these types of transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date rather than for speculative purposes. Accordingly, if permitted by the Fund's investment policies, the Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors unless it owns securities or other instruments providing the income stream the Fund may be obligated to pay. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

                     SPECIAL RISKS OF SWAPS, CAPS AND FLOORS

         As with futures, options, forward contracts, and mortgage backed and other asset-backed securities, the use of swap, cap and floor contracts exposes the Fund to additional investment risk and transaction costs. These risks include operational risk, market risk and credit risk.

         Operational risk includes, among others, the risks that the investment adviser will incorrectly analyze market conditions or will not employ appropriate strategies and monitoring with respect to these instruments or will be forced to defer closing out certain hedged positions to avoid adverse tax consequences.

         Market risk includes, among others, the risks of imperfect correlations between the expected values of the contracts, or their underlying bases, and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument at any time. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively more illiquid. Nevertheless, a secondary market for swaps is never assured, and caps and floors, which are more recent innovations for which standardized documentation has not yet been fully developed, are much less liquid than swaps.

         Credit risk is primarily the risk that counterparties may be financially unable to fulfill their contracts on a timely basis, if at all. If there is a default by the counterparty to any such contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that contract counterparties will be able to meet contract obligations or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to such contracts. The Fund will closely monitor the credit of swap counterparties in order to minimize this risk. The Fund will not enter into any equity swap contract or reverse equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P.

                      KEYSTONE SMALL COMPANY GROWTH FUND II

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits


Item 24(a).       Financial Statements

All financial statements listed below are included in Registrant's Statement.

Schedule of Investments                             May 31, 1997

Financial Highlights                                Year ended May 31, 1997
                                                    and the period from February
                                                    2, 1996 (commencement of
                                                    operations) to May 31, 1996
                                                    for Class A, B and C shares

                                                    For the period from January
                                                    13, 1997 (date of initial
                                                    public offering) to May 31,
                                                    1997 for Class Y shares

Statement of Assets and Liabilities                 May 31, 1997

Statement of Operations                             Year ended May 31, 1997

Statement of Change in Net Assets                   Year ended May 31, 1997
                                                    and the period from
                                                    February 21, 1996
                                                    (commencement of
                                                    operations) to May 31, 1996

Notes to Financial Statements


Independent Auditors' Report                        June 27, 1997


SUPPORTING SCHEDULES

All schedules are omitted as the required information is inapplicable.


(24)(b)   Exhibits


(1)      Declaration of Trust (1)

(2)      By-Laws (1)

(3)      Not applicable

(4) (A) Declaration of Trust, Articles III, V, VI, and VIII (1)
         (B)  By-laws, Article 2 (1)

(5) Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company ("KIMCO") (the "Advisory Agreement")(2)

(6) (A) Principal Underwriting Agreement betwween Registrant and EKD for Class A and Class C shares (2)
         (B) Principal Underwriting Agreement with EKD for Class B-2 shares (2)
         (C) Principal Underwriting Agreement with EKD for Class Y shares (2)
         (D) Form of Dealer Agreement (2)

(7)       Form of Deferred Compensation Plan (2)

(8) Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company (1)

(9)      (A) Form of Marketing Services Agreement (2)
         (B) Form of Sub-administrator Agreement (2)
         (C) Form of Principal Underwriting Agreement with EKIS for
             Class A and Class C shares (2)
         (D) Principal Underwriting Agreement with EKIS for Class B shares (2)

(10) Opinion and consent of counsel as to the legality of the shares registered (3)

(11)     Consent of Independent Auditors (2)

(12)     Not applicable

(13)     Subscription agreement between Registrant and KIMCO (1)

(14) Copies of model plans used in the establishment of retirement plans (4)

(15)     Distribution Plans (1)

(16)     Not applicable

(17)     Financial Data Schedules (2)

(18)     Multiple Class Plan (1)

(19)     Powers of Attorney (2)
-----------------------------------------

(1) Incorporated by reference to Pre-Effective Amendment No.1 to Registration Statement No. 33-65169/811-07457.

(2)      Filed herewith.

(3) Filed with Registrant's most recent 24f-2 filing on July 29, 1997 and incorporated by reference herein.

(4) Incorporated by reference to Post-Effective Amendment No.66 to Registration Statement No. 33-28183/811-1600 of Keystone Balanced Fund (K-1).


Item 25.          Persons Controlled by or Under Common Control With
                  Registrant

                  Not applicable


Item 26.          Number of Holders of Securities

                                                       Number of Record Holders
                  Title of Class                       as of June 30, 1997
                  Shares of Beneficial                 Class A -  901
                  Interest                             Class B -  1,388
                                                       Class C -  3,213


Item 27. Indemnification

         Provisions for the indemnification of the Registrant's
Trustees and officers are contained in Article VIII of Registrant's Declaration of trust, a copy of the form of which was filed with Pre-Effective Amendment No. 1 as Exhibit 24(b)(1) and is incorporated by reference herein.

     Provisions for the indemnification of Evergreen Keystone Distributor, Inc. ("EKD"), the Registrant's Principal Underwriter, are contained in Section 9 of the Principal Underwriting Agreements between Registrant and EKD copies of which are filed herewith.

          Provisions for the indemnification of KIMCO are contained in Section 6 of the Advisory Agreement a copy of which is being filed herewith.

Item 28.          Businesses and Other Connections of Investment Adviser


                  The following table lists the names of the various officers and directors of KIMCO, the Registrant's investment adviser, and their respective positions.
                  For each named individual, the table lists, for at least the past two fiscal years, (i)any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III                         the Board, President       First Union Keystone, Inc.
                                    and Chief Executive       President and Director:
                                    Officer                     Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Senior Vice President:
                                                                Keystone Asset Corporation
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.


Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Senior Vice                Senior Vice President:
Godfrey                             President and Chief         First Union Keystone, Inc.
                                    Operating Officer         Formerly Senior Vice President,
                                                              Chief Financial Officer and Treasurer:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

W. Douglas Munn                    Senior Vice President,     None
                                    Chief Financial Officer
                                    and Treasurer

Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp                         President                   Evergreen Keystone Service Company
                                    and Secretary             Senior Vice President and Secretary:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                    Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol                      Vice President             Vice President:
                                    and Controller             First Union Keystone, Inc.
                                                              Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Formerly:
                                                              Controller:
                                                                Keystone Asset Corporation
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.


J. Gary Craven                     Senior Vice                None
                                    President

Walter T. McCormick                Senior Vice                None
                                    President

James F. Angelos                   Vice President and         None
                                    Chief Compliance Officer

Gordon M. Forrester                Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

Liu-Er Chen                        Vice President             None

Francis X. Claro                   Vice President             None

Christopher P.                     Senior Vice                None
Conkey                              President

Prescott Crocker                   Senior Vice                None
                                    President

Richard M. Cryan                   Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Thomas L. Holman                   Senior Vice                None
                                    President

Betsy A. Hutchings                 Senior Vice                None
                                   President

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erickson                   Vice President             None

George J. Kimball                  Vice President             None

Charles A. Kishpaugh               Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Yukari Nakano                      Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H. Parsons                 Vice President             None

Joyce W. Petkovich                 Vice President             None

Gary E. Pzegeo                     Vice President             None

Harlan R. Sonderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Peter Willis                       Vice President             None

Walter Zagrobski                   Vice President             None

Patrick T. Bannigan                Vice President             None

Thomas W. Trickett                 Vice President             None

Steven E. Chittenden               Assistant Vice President   None

Colleen L. Mette                   Assistant Secretary        None

Terrence J. Cullen                 Assistant Secretary        None

Dorothy E. Bourassa                Assistant Secretary        None

     All of the officers are located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.

  Evergreen Keystone Distributor, Inc.(formerly known as Evergreen Funds Distributor, Inc.) The Director and principal executive officers are:

Director       Michael C. Petrycki

Officers       Lynn J. Mangum           Chairman/CEO
               Robert J. McMullan       Executive Vice President/Treasurer
               J. David Huber           President
               Kevin J. Dell            Vice President/General Counsel/Secretary
               Mark J. Rybarczyk        Senior Vice President
               Dennis Sheehan           Senior Vice President
               Mark Dillon              Senior Vice President
               George Martinez          Senior Vice President
               D'Ray Moore              Vice President
               Dale Smith               Vice President
               Michael Burns            Vice President
               Bruce Treff              Assistant Secretary
               Annamaria Porcaro        Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

Evergreen Latin America Fund
Evergreen Trust:
     Evergreen Fund
     Evergreen Aggressive Growth Fund
Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) Evergreen Limited Market Fund, Inc.
Evergreen Growth and Income Fund
Evergreen Money Market Trust:
     Evergreen Money Market Fund
     Evergreen Institutional Money Market Fund
     Evergreen Institutional Treasury Money Market Fund
Evergreen American Retirement Trust:
     Evergreen American Retirement Fund
     Evergreen Small Cap Equity Income Fund
Evergreen Municipal Trust:
     Evergreen Tax Exempt Money Market Fund
     Evergreen Short-Intermediate Municipal Fund
     Evergreen Florida High Income Municipal Bond Fund
     Evergreen Institutional Tax Exempt Money Market Fund
Evergreen Equity Trust:
     Evergreen Global Real Estate Equity Fund
     Evergreen U.S. Real Estate Equity Fund
     Evergreen Global Leaders Fund
Evergreen Foundation Trust:
     Evergreen Foundation Fund
     Evergreen Tax Strategic Foundation Fund
Evergreen Investment Trust:
     Evergreen Emerging Markets Growth Fund
     Evergreen  International Equity Fund
     Evergreen  Balanced  Fund
     Evergreen  Value  Fund
     Evergreen  Utility  Fund
     Evergreen  Short-Intermediate  Bond Fund
     Evergreen  U.S.  Government  Fund
     Evergreen Florida Municipal Bond Fund
     Evergreen Georgia Municipal Bond Fund
     Evergreen  North  Carolina  Municipal  Bond Fund
     Evergreen  South Carolina Municipal Bond Fund
     Evergreen  Virginia  Municipal Bond Fund
     Evergreen High Grade Tax Free Fund
     Evergreen Treasury Money Market Fund
Evergreen Lexicon Trust:
     Evergreen Intermediate Term Government Securities Fund
     Evergreen Intermediate Term Bond Fund
Evergreen Tax Free Trust:
     Evergreen Pennsylvania Tax Free Money Market Fund
     Evergreen New Jersey Tax Free Income Fund
Evergreen Variable Trust:
     Evergreen VA Fund
     Evergreen VA Growth and Income Fund
     Evergreen VA Foundation Fund
     Evergreen VA Global Leaders Fund
     Evergreen VA Strategic Income Fund
     Evergreen VA Aggressive Growth Fund

Keystone Capital Preservation and Income Fund
Keystone Fund for Total Return
Keystone Global Opportunities Fund
Keystone Global Resources and Development Fund
Keystone Intermediate Term Bond Fund
Keystone Omega Fund
Keystone Small Company Growth Fund II
Keystone State Tax Free Fund:
     Florida Tax Free Fund
     Massachusetts Tax Free Fund
     Pennsylvania Tax Free Fund
     New York Insured Tax Free Fund
Keystone State Tax Free Fund- Series II:
     California Tax Free Fund
     Missouri Tax Free Fund
Keystone Strategic Income Fund
Keystone Tax Free Income Fund
Keystone Quality Bond Fund (B-1)
Keystone Diversified Bond Fund (B-2)
Keystone High Income Bond Fund (B-4)
Keystone Balanced Fund (K-1)
Keystone Strategic Growth Fund (K-2)
Keystone Growth and Income Fund (S-1)
Keystone Small Company Growth Fund (S-4)
Keystone Institutional Adjustable Rate Fund
Keystone Institutional Trust
Keystone International Fund Inc.
Keystone Precious Metals Holdings, Inc.
Keystone Tax Free Fund

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank & Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts 02277

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

         (b) For information with respect to each officer and director of Registrant's principal underwriter, see the following pages.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, State of New York, on the 1st day of August 1997.


                                       KEYSTONE SMALL COMPANY GROWTH FUND II

                                       By: /s/ John J. Pileggi
                                           -----------------------------
                                           John J. Pileggi
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of August, 1997.


                                       /s/ Charles F. Chapin                /s/ William Walt Petit
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

                                        /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling                    /s/James S. Howell                 /s/ Russell A. Salton, III MD
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/Laurence B. Ashkin                   /s/ Leroy Keith, Jr.               /s/ Michael S. Scofield
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                        /s/Gerald M. McDonnell             /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell                   /s/Thomas L. McVerry
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ Dorothy E. Bourassa
-----------------------------
Dorothy E. Bourassa**
Attorney-in-Fact


** Dorothy E. Bourassa, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS



Exhibit Number          Exhibit


          5             Investment Advisory Agreement

          6    (A)      Principal Underwriting Agreement with EKD for Class A
                        and Class shares

               (B) Principal Underwriting Agreement with EKD for Class B-2 shares

               (C) Principal Underwriting Agreement with EKD for Class Y shares

               (D       Form of Dealer Agreement

          7             Form of Deferred Compensation Plan

          9    (A)      Form of Marketing Services Agreement

               (B)      Sub-Administrator Agreement

               (C) Principal Underwriting Agreement with EKIS for Class A and Class C shares

               (D)      Principal Underwriting Agreement with EKIS for Class
                        B shares

         11             Consent of Independent Auditors

         17             Financial Data Schedules

         19             Powers of Attorney